Inventory - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Classes Of Inventories [Abstract]
Inventory expensed during the period	$ 231,159	$ 92,683
Fair value changes in biological assets included in inventory sold and other inventory charges	$ 129,536	$ 67,861